SAFE Liability (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Nov. 30, 2025	Aug. 31, 2025
SAFE Liability [Line Items]
Equity financing event discount percentage				15.00%		15.00%
Warrants amount				$ (72)	$ (7)
Proceeds received upfront loss amount				2,200		$ 3,100
Change in fair value loss amount			$ 3,200	$ 134	1,100	3,400
Warrant coverage shares issued
Warrant purchase shares		3,230,558		3,230,558
Whole derivative liabilities						71
Changes in fair value recognized				$ 13
Principal amount						9,100	$ 45,400
Fair value of the SAFE liability						328,000	9,400
Gain (Loss) on Extinguishment of Debt, Total				132		(16,040)
Derivative liability provision						71
SAFE Liability [Member]
SAFE Liability [Line Items]
Warrants amount						1,800
Whole derivative liabilities						9,100
Principal amount						4,100	$ 16,300
Fair value of the SAFE liability						3,400			$ 3,400
Gain (Loss) on Extinguishment of Debt, Total						5,900
Derivative, Fair Value, Net, Total	$ 1,900
Legacy Ionetix’S Series F Redeemable Convertible Preferred Stock [Member]
SAFE Liability [Line Items]
Proceeds redeemable convertible preferred stock amount				$ 2,400
Conversion price per share	$ 1.4							$ 1.4
Aggregate carrying value	$ 50,700
Legacy Lonetix Common Stock [Member]
SAFE Liability [Line Items]
Proceeds redeemable convertible preferred stock amount			$ 3,800		$ 3,900	$ 43,300
Exercise price of warrants		$ 0.01		$ 0.01
Series F Redeemable Convertible Preferred Stock [Member]
SAFE Liability [Line Items]
Proceeds from the issuance of SAFEs				$ 45,700
Warrants [Member]
SAFE Liability [Line Items]
Warrants amount				2,200
Change in fair value loss amount				$ 9,700
Exercise price of warrants		$ 0.02		$ 0.02
Warrants [Member] | Legacy Lonetix Common Stock [Member]
SAFE Liability [Line Items]
Warrant purchase shares		6,443,076		6,443,076
Common Stock Warrants [Member]
SAFE Liability [Line Items]
Warrants amount				$ 2,400
Warrant purchase shares										750,000
Exercise price of warrants						$ 0.01